THE CRUELTY FREE VALUE FUND

                               SEMI-ANNUAL REPORT

                                  MAY 31, 1997






















                          BEACON GLOBAL ADVISORS, INC.
                        8260 GREENSBORO DRIVE, SUITE 250
                                MCLEAN, VIRGINIA
                                   22102-3801


       FOR ADDITIONAL INFORMATION ABOUT THE CRUELTY FREE VALUE FUND CALL:

                                 (800) 892-9626
                           @HTTP://WWW.CRUELTYFREE.COM

                                                                   July 18, 1997


Dear Shareholder,

     It is my pleasure to provide you with the first report on the progress of The Cruelty Free Value Fund. As required by the Securities and Exchange Commission, the enclosed Semi-Annual Report is dated May 31, 1997 and therefore, reflects only the first few weeks of operation by the Fund.

     Since the Funds release by the SEC on April 8, 1997, its net asset value has increased from $25.00 per share to $26.52 at the close of business on July 17, 1997. Currently, there are 33 common stocks in its portfolio with sixteen and one half percent of its value in cash or related short-term investments.

     The initial portfolio is concentrated in the financial services, leisure, and technological industries and consists of the following positions:

Airborne Freight Corp.           AMCOL Int'l Corp.               Compass Bancshares, Inc.
Diamond Multimedia Systems       Electroglas, Inc.               Exar Corp.
Fedders Corp.                    First Financial Corp.           Fleetwood Enterprises
Global Industrial Tech.          Haggar Corp.                    Heilig-Meyers Co.
Imperial Credit Industries       Insurance Auto Auctions         Integon Corp.
Intermet Corp.                   Jones Intercable, Inc.          Komag, Inc.
Lawyers Title Corp.              Long Island Bancorp.            Mercantile Bancorp.
Myers Industries, Inc.           Pacific Scientific Co.          Quanex Corp.
Read-Rite Corp.                  Scientific-Atlanta, Inc.        Simpson Industries, Inc.
Southern Pacific Funding         Stewart & Stevenson             Tech-Sym Corp.
TR Financial Corp.               Walbro Corp.                    Watts Industries, Inc.


     The Cruelty Free Value Fund does NOT invest in companies that (I) employ animal testing in their product development; (II) sponsor inappropriate use of animals as entertainment; (III) slaughter animals by any method; (IV) have been found to have violated either a state cruelty law or the Federal Animal Welfare Act; or, (V) have a corporate policy which results in the unnecessary pain and suffering of animals.

     The investment objective of the Fund is capital appreciation. The Fund's assets are invested in value-oriented common and/or preferred stocks of small capitalization companies with market capitalizations ranging from $100 million to $1 billion.

     A foundation dedicated to helping end the suffering of animals and raising public awareness of animal related issues will be established by Beacon Global Advisors, Inc. Furthermore, Beacon Global Advisors, Inc. has made a commitment to donate a percentage of their management fees to help fund this worthwhile philanthropic project.

     Zurich Investment Management, Inc. and Dreman Value Advisors, Inc. are the Subadvisors of the Fund's assets and are both wholly owned subsidiaries of Zurich Kemper Investments, Inc. Zurich Kemper Investments, Inc. and its affiliates have been in the management of investment funds for more than
forty-eight   years  and  are  currently   responsible  for  $80  billion  under
management.

     I am looking forward to my future letters to you. If you have any comments or questions, please drop me a line.

Sincerely,



[/S/ Richard A. Ollen]

Richard A. Ollen
President & Chairman of the Board
THE CRUELTY FREE VALUE FUND

The Cruelty Free Value Fund
Statement of Assets and Liabilities (unaudited)                     May 31, 1997
================================================================================

ASSETS:
   Cash .............................................................   $ 90,917
   Receivables:
       Capital stock sold ...........................................      1,000
       Due from Advisor .............................................      7,000
       Interest receivable ..........................................        331
   Deferred unamortized organization costs (Note 1) .................     83,502
   Other assets .....................................................      9,055
                                                                        --------
             TOTAL ASSETS ...........................................    191,805
                                                                        --------
LIABILITIES:
   Payables:
       Accrued expenses .............................................     43,974
       Distribution fee (Note 2) ....................................         28
       Investment advisory fees (Note 2) ............................        141
                                                                        --------
             TOTAL LIABILITIES ......................................     44,143
                                                                        --------
NET ASSETS:
   Applicable to 5,901 shares; unlimited number of shares
      of beneficial interest authorized with no par value ...........   $147,662
                                                                        ========
   Net asset value, offering and redemption price
     ($147,662 (DIVIDE) 5,901 shares) ...............................   $  25.02
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital ..................................................   $147,536
   Accumulated undistributed net investment income ..................        126
                                                                        --------
             NET ASSETS .............................................   $147,662
                                                                        ========

                See accompanying notes to financial statements.

The Cruelty Free Value Fund
Statement of Operations
================================================================================

                                                                 For the Period
                                                                 April 29, 1997*
                                                                    through
                                                                  May 31, 1997
                                                                   (unaudited)
INVESTMENT INCOME                                                ---------------
   Interest ...................................................  $          346
                                                                 --------------

EXPENSES:
   Investment advisory fees (Note 2) ..........................             141
   Administration fees ........................................           4,822
   Miscellaneous fees .........................................           2,696
   Accounting fees ............................................           2,104
   Transfer agent fees ........................................           2,104
   Legal fees .................................................           1,578
   Amortization of organization costs (Note 1) ................           1,490
   Audit fees .................................................           1,315
   Registration fees ..........................................             877
   Distribution expense (Note 2) ..............................              28
                                                                 --------------
             TOTAL EXPENSES ...................................          17,155
             Expenses waived and reimbursed by Advisor
                 (Note 2) .....................................         (16,935)
                                                                 --------------
             NET EXPENSES .....................................             220
                                                                 --------------
NET INVESTMENT INCOME .........................................             126
                                                                 --------------
Net increase in net assets resulting from operations ..........  $          126
                                                                 ==============

*Commencement of investment operations.

                See accompanying notes to financial statements.

The Cruelty Free Value Fund
Statement of Changes in Net Assets
================================================================================

                                                                 For the Period
                                                                 April 29, 1997*
                                                                    through
                                                                  May 31, 1997
                                                                   (unaudited)
OPERATIONS:                                                      ---------------
   Net investment income ......................................  $           126
                                                                 ---------------
   Net increase in net assets resulting from operations .......              126
                                                                 ---------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..................................           47,536
   Cost of shares redeemed ....................................                0
                                                                 ---------------
   Increase in net assets derived from capital
      share transactions (a) ..................................           47,536
                                                                 ---------------
           TOTAL INCREASE IN NET ASSETS .......................           47,662
                                                                 ---------------
NET ASSETS:

   Beginning of period ........................................          100,000
                                                                 ---------------
   End of period ..............................................  $       147,662
                                                                 ===============
   (a)  Transactions in capital stock were:
        Shares sold ...........................................            1,901
        Shares redeemed .......................................                0
                                                                 ---------------
    Increase in shares outstanding ............................            1,901
                                                                 ===============

*Commencement of investment operations.

                See accompanying notes to financial statements.

The Cruelty Free Value Fund
Financial Highlights
================================================================================

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                 For the Period
                                                                 April 29, 1997*
                                                                    through
                                                                  May 31, 1997
                                                                   (unaudited)
                                                                 ---------------

Net asset value, beginning of period ..........................  $      25.00
                                                                 ---------------
   Income from investment operations:
      Net investment income ...................................          0.02
      Net realized and unrealized gain on investments .........          0.00
                                                                 ---------------
        Total from investment operations ......................          0.02
                                                                 ---------------
Net asset value, end of period ................................  $      25.02
                                                                 ===============
Total return ..................................................          0.08%1

Ratios/Supplemental Data
     Net assets, end of period (in 000s) ......................  $        148
     Ratio of expenses to average net assets:
          Before expense reimbursement ........................        152.05%2
          After expense reimbursement .........................          1.95%2
     Ratio of net investment income to average net assets:
          Before expense reimbursement ........................       (148.99%)2
          After expense reimbursement .........................          1.11%2
     Portfolio turnover rate ..................................          0.00%
     Average commission rate paid .............................  $     0.0000

*  Commencement of investment operations.
1  Not Annualized.
2  Annualized.

                See accompanying notes to financial statements.

THE CRUELTY FREE VALUE FUND
NOTES TO FINANCIAL STATEMENTS                           MAY 31, 1997 (UNAUDITED)
================================================================================

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Beacon Global Advisors Trust (the "Trust") is organized as a Delaware business trust pursuant to a Trust Agreement dated August 29, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called The Cruelty Free Value Fund (the "Fund"). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years from commencement of operations.

D. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

E. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

F. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

THE CRUELTY FREE VALUE FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED               MAY 31, 1997 (UNAUDITED)
================================================================================

NOTE 2 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Beacon Global Advisors, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. For providing investment advisory services, the Fund pays the Advisor a monthly fee which is calculated by applying the following annual rates: 1.25% of the average daily net assets of the first $100 million, 1.00% of the average daily net assets from $100 million to $500 million, and 0.75% of average daily net assets over $500 million. The Advisor has voluntarily agreed to waive its fees for the first year of operations to the extent total annualized expenses exceed 1.95% of the Fund's average daily net assets. For the period ended May 31, 1997, advisory fees of $141 were paid to the Advisor and the Advisor reimbursed the Fund $16,935.

The Advisor has entered into a Subadvisory Agreement with Zurich Investment Management, Inc. ("ZIM") and ZIM has entered into a Subadvisory Agreement with Dreman Value Advisors, Inc. ("Dreman" or the "Subadvisor") to assist in the selection and management of the Fund's investment securities. For its services, ZIM receives from the Advisor and pays to Dreman, an annual fee equal to 0.50% of the first $50 million of the Fund's average daily net assets, 0.35% of the Fund's average daily net assets from $50 million to $100 million, and 0.25% of the Fund's average daily net assets in excess of $100 million.

The Fund has adopted a Distribution Plan (the "Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse Beacon Global Advisors, Inc. (the "Distributor"), the Fund's sole underwriter and distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the period ended May 31, 1997, the Fund reimbursed the Distributor $28 for distribution costs incurred. Certain Officers and Trustees of the Fund are affiliated persons of the Advisor. All Officers serve without direct compensation from the Fund.

                               INVESTMENT ADVISER

                          Beacon Global Advisors, Inc.
                        8260 Greensboro Drive, Suite 250
                           McLean, Virginia 22102-3801
                                 (800) 662-9992
                                 (703) 883-0865


                                   DISTRIBUTOR

                          Beacon Global Advisors, Inc.
                        8260 Greensboro Drive, Suite 250
                           McLean, Virginia 22102-3801
                                 (800) 662-9992
                                 (703) 883-0865


                              SHAREHOLDER SERVICES

                               FPS Services, Inc.
                               3200 Horizon Drive
                    King of Prussia, Pennsylvania 19406-0903
                                 (800) 892-9626
                                 (610) 239-4600


                                    CUSTODIAN

                              The Bank of New York
                                 48 Wall Street
                            New York, New York 10286


                                  LEGAL COUNSEL

                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                        Washington, District of Columbia
                                   20036-1800


                                    AUDITORS

                                Ernst & Young LLP
                          1225 Connecticut Avenue N.W.
                        Washington, District of Columbia
                                   20036-1800



THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUND'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.